UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2008
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         033 Asset Management, LLC
Address:      125 High Street
              Boston, Massachusetts  02110


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence Longo
Title:   Chief Operating Officer
Phone:   (617) 371-2015

Signature, Place, and Date of Signing:

/s/ Lawrence Longo             Boston, Massachusetts           February 17, 2009
------------------             ---------------------           -----------------
   [Signature]                      [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:              11
                                                 -------------

Form 13F Information Table Value Total:              $9,534
                                                 ------------
                                                 (thousands)




List of Other Included Managers:

{None}

                                                                                                                           VOTING
                               TITLE OF                             VALUE       SHRS PRN SH/ PUT   INVESTMENT   OTHER    AUTHORITY
NAME OF ISSUER                  CLASS                 CUSIP        (x$1000)      OR AMT  PRN CALL  DISCRETION MANAGERS     SOLE
------------------------------------------------------------------------------------------------------------------------------------

ULTRA S&P 500 PROSHARES        PSHS ULT S&P 500    74347R107      2,496       95,000      SH          SOLE    N/A         95,000
ULTRA QQQ PROSHARES            PSHS ULTRA QQQ      74347R206      2,017       75,000      SH          SOLE    N/A         75,000
ULTRA RUSSELL 2000 PROSHARES   PSHS ULTRUSS2000    74347R842      1,394       70,000      SH          SOLE    N/A         70,000
ULTRA DOW 30 PROSHARES         PSHS ULTRA DOW30    74347R305      1,277       40,000      SH          SOLE    N/A         40,000
HECKMAN CORPORATION            COM                 422680108        424       75,000      SH          SOLE    N/A         75,000
CITRIX SYSTEMS, INC            COM                 177376100        412       17,500      SH          SOLE    N/A         17,500
XILINX INC                     COM                 983919101        356       20,000      SH          SOLE    N/A         20,000
BROADCOM CORP                  CL A                111320107        339       20,000      SH          SOLE    N/A         20,000
MARKET VECTORS GOLD MINERS ETF GOLD MINER ETF      57060U100        339       10,000      SH          SOLE    N/A         10,000
LAM RESEARCH CORPORATION       COM                 512807108        319       15,000      SH          SOLE    N/A         15,000
NVIDIA CORPORATION             COM                 67066G104        161       20,000      SH          SOLE    N/A         20,000